UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5021

Dreyfus Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	9/30/2010

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Short-Intermediate
Municipal Bond Fund

SEMIANNUAL REPORT September 30, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
28	Statement of Assets and Liabilities
29	Statement of Operations
30	Statement of Changes in Net Assets
32	Financial Highlights
36	Notes to Financial Statements
44	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Short-Intermediate
Municipal Bond Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

This semiannual report for Dreyfus Short-Intermediate Municipal Bond Fund covers the six-month period from April 1, 2010, through September 30, 2010.

Although a double-dip recession remains an unlikely scenario in our analysis, recent uncertainty regarding the breadth and strength of the U.S. and global economic recoveries has led to bouts of weakness in a number of asset classes. Municipal bonds have been a notable exception, gaining value during the reporting period amid robust demand from investors seeking tax-free income from a relatively scarce supply of securities in a low interest-rate environment.

Uncertainty will probably remain in the broader financial markets until we see a sustained improvement in economic growth; but the favorable influences underlying the municipal bond market’s advance could persist for some time to come. A declining supply of newly issued tax-exempt securities, the possibility of higher federal income tax rates and low current yields among comparable-term taxable bonds could continue to support municipal bond prices. During these market conditions, we suggest that you meet with your financial advisor regularly to review your investments in today’s slow-growth economic environment, as well as your income needs and future investment goals relative to your specific risk profile.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
October 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2010, through September 30, 2010, as provided by James Welch, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended September 30, 2010, Dreyfus Short-Intermediate Municipal Bond Fund’s Class A shares produced a total return of 2.19%, Class B Shares returned 1.70%, Class D shares returned 2.27% and Class I shares returned 2.34%.1 In comparison, the fund’s benchmark, the Barclays Capital 3-Year Municipal Bond Index (the “Index”), produced a total return of 2.25% for the reporting period.2

Municipal bonds generally rallied during the reporting period amid robust demand for a limited supply of securities. The fund’s Class D and I shares produced returns that were modestly higher than its benchmark, primarily due to its emphasis on revenue-backed bonds.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal personal income tax.The fund will invest only in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus, but may continue to hold bonds which are subsequently downgraded to below investment grade.The fund invests primarily in municipal bonds with remaining maturities of five years or less and generally maintains a dollar-weighted average portfolio maturity of two to three years.

We focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.We actively trade among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Supply-and-Demand Factors Supported Municipal Bonds

The U.S. economy has continued to recover from the recession, but the pace of the expansion has been slower than historical averages. In addition, investors responded cautiously to new economic concerns stemming from a sovereign debt crisis in Europe and inflationary pressures in China. Meanwhile, most states have continued to struggle with declining tax revenues and intensifying demand for services. In light of these ongoing challenges, the Federal Reserve Board left short-term interest rates unchanged in a historically low range between 0.00% and 0.25%.

Still, municipal bonds generally gained value during the reporting period due to favorable supply-and-demand dynamics. Issuance of new tax-exempt bonds moderated significantly due to the Build America Bonds program, which shifted a substantial portion of new issuance to the taxable bond market. At the same time, demand for short- and intermediate-term municipal bonds intensified as investors sought alternatives to low yielding, fixed-price money market funds. Consequently, municipal bonds outperformed U.S. government securities with comparable maturities.

Security Selection Strategy Boosted Fund Returns

In the generally rallying market environment, the fund received particularly positive contributions to relative performance from bonds backed by revenues from waterworks, sewer systems and other municipal facilities. Conversely, the fund held relatively light exposure to bonds backed by general tax receipts, which lagged market averages.

In addition, the fund benefited from municipal bonds backed by the states’ settlement of litigation with U.S. tobacco companies. Bonds issued to finance industrial development projects and health care facilities also produced above-average returns due to robust demand for higher yielding securities. Finally, the fund’s focus on bonds in the short-intermediate range proved beneficial due to relatively steep yield differences along that part of the maturity spectrum, which helped enhance total returns as holdings moved toward their final maturities.

In light of the subpar economic recovery and tighter credit spreads, we gradually reduced the fund’s exposure to riskier market sectors and upgraded its overall credit quality. Our bias toward higher-quality securities included bonds for which the money for early redemption has been set aside in escrow. Although these high-quality bonds produced positive absolute returns during the reporting period, they detracted from the fund’s performance when investors continued to prefer more speculative investments.

Supply-and-Demand Factors May Remain Favorable

Many states have continued to face elevated fiscal pressures, but we do not currently expect a return to recessionary conditions. Still, we are aware that higher yielding municipal bonds already have rallied strongly, suggesting to us that the bulk of their gains for the current cycle are behind us. Therefore, we have intensified our focus on higher-quality bonds.

We remain optimistic over the longer term. We anticipate a more ample supply of newly issued bonds when the Build America Bonds program either ends or is renewed with lower federal subsidies at the end of this year. In the meantime, demand seems likely to stay robust as investors grow increasingly concerned regarding potential federal income tax rate increases.

October 15, 2010

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest rate changes, and rate increases can cause price declines.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital 3-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 3-year tax-
exempt bond market, consisting of municipal bonds with maturities of 2-4 years. Index returns do not reflect the fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Short-Intermediate Municipal Bond Fund from April 1, 2010 to September 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2010

	Class A	Class B	Class D	Class I
Expenses paid per $1,000†	$ 4.26	$ 8.39	$ 3.55	$ 2.94
Ending value (after expenses)	$1,021.90	$1,017.00	$1,022.70	$1,023.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2010

	Class A	Class B	Class D	Class I
Expenses paid per $1,000†	$ 4.26	$ 8.39	$ 3.55	$ 2.94
Ending value (after expenses)	$1,020.86	$1,016.75	$1,021.56	$1,022.16

† Expenses are equal to the fund’s annualized expense ratio of .84% for Class A, 1.66% for Class B, .70% for
Class D and .58% for Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

September 30, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.7%	Rate (%)	Date	Amount ($)	Value ($)
Alabama—1.2%
Alabama Public School and
College Authority, Capital
Improvement Revenue	5.00	5/1/13	2,350,000	2,604,787
Birmingham Water Works Board,
Water Revenue	5.00	1/1/13	2,665,000	2,894,350
Mobile Industrial Development
Board, PCR (Alabama Power
Company Barry Plant Project)	4.75	3/19/12	2,000,000	2,104,580
Alaska—.5%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.00	4/1/14	3,000,000	3,378,120
Arizona—2.0%
Arizona Transportation Board,
Transportation Excise Tax
Revenue (Maricopa County
Regional Area Road Fund)	5.00	7/1/13	2,690,000 [a]	2,994,239
Regional Public Transportation
Authority, Transportation Excise
Tax Revenue (Maricopa County
Public Transportation Fund)	5.00	7/1/13	4,590,000	5,111,791
Rio Nuevo Multipurpose Facilities
District, Subordinate Lien
Excise Tax Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.50	7/15/14	3,770,000	4,319,214
California—6.3%
California,
GO (Various Purpose)	5.00	2/1/13	2,500,000	2,722,775
California Department of Water
Resources, Power Supply
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	5/1/12	4,175,000	4,499,147
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.00	2/1/11	1,500,000	1,513,695
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/13	4,225,000	4,604,363

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/14	4,000,000	4,453,520
California Statewide Communities
Development Authority,
Revenue (Proposition 1A
Receivables Program)	5.00	6/15/13	11,010,000	12,071,254
Los Angeles County Metropolitan
Transportation Authority,
General Revenue (Union Station
Gateway Project)	5.00	7/1/13	1,150,000	1,274,407
Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier
Senior Sales Tax Revenue	5.00	7/1/14	5,000,000	5,741,750
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax Revenue	5.00	7/1/14	2,000,000	2,295,100
Colorado—1.2%
Black Hawk,
Device Tax Revenue	5.00	12/1/12	760,000	788,743
Denver City and County,
Airport System Revenue	5.00	11/15/11	3,000,000	3,138,060
Denver City and County,
Airport System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/11	2,000,000	2,092,040
Northwest Parkway Public Highway
Authority, Revenue (Prerefunded)	7.13	6/15/11	1,120,000 [b]	1,192,352
Connecticut—.2%
Connecticut,
General Airport Revenue
(Bradley International
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.25	10/1/10	1,390,000	1,390,167
Delaware—.2%
Delaware Economic Development
Authority, PCR (Delmarva Power
and Light Company Project)
(Insured; AMBAC)	4.90	5/1/11	1,000,000	1,009,700

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
District of Columbia—1.5%
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/13	5,000,000	5,653,350
Metropolitan Washington
Airports Authority, Airport
System Revenue	5.00	10/1/13	3,300,000	3,644,025
Florida—11.3%
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.00	6/1/11	2,000,000	2,040,620
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.00	6/1/14	5,500,000	5,864,925
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/12	750,000	778,417
Clearwater,
Water and Sewer Revenue	5.00	12/1/13	1,400,000	1,570,982
Florida Department of
Transportation, Turnpike
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/12	3,645,000	3,922,530
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.25	7/1/12	3,430,000	3,631,341
Florida State Board of Education,
Lottery Revenue	5.00	7/1/13	2,555,000	2,843,587
Florida State Board of Education,
Lottery Revenue	5.00	7/1/14	2,500,000	2,854,950
Florida State Board of Education,
Lottery Revenue	5.00	7/1/14	5,375,000	6,138,142
Florida State Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/14	3,175,000	3,484,435
Florida State Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/14	2,265,000	2,586,585

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida (continued)
Florida Water Pollution Control
Financing Corporation, Water
Pollution Control Revenue	5.00	7/15/15	4,315,000	5,041,344
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.00	11/15/13	1,000,000	1,111,080
Hillsborough County Industrial
Development Authority, PCR
(Tampa Electric Company Project)	5.10	10/1/13	1,855,000	1,964,705
Lee County,
Airport Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	10/1/14	3,000,000	3,313,140
Miami-Dade County,
Aviation Revenue (Miami
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	10/1/14	1,000,000	1,113,900
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.00	8/1/14	2,010,000	2,221,271
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	5/1/11	2,000,000	2,037,620
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/12	1,200,000	1,302,816
Orlando-Orange County
Expressway Authority, Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/14	2,000,000	2,258,760
Orlando-Orange County
Expressway Authority,
Revenue (Insured; AMBAC)	5.00	7/1/12	3,870,000	4,132,270
Saint Petersburg,
Public Utility Revenue	5.00	10/1/12	2,320,000	2,515,390
Saint Petersburg,
Public Utility Revenue	5.00	10/1/13	2,435,000	2,727,030
Sarasota County School Board,
COP (Master Lease
Purchase Agreement)	5.00	7/1/14	1,365,000	1,519,887

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
South Miami Health Facilities
Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/14	1,500,000		1,679,445
Tampa,
Solid Waste System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	4.00	10/1/14	1,715,000		1,793,736
Georgia—.9%
Fulton County Development
Authority, Revenue (Georgia
Tech Foundation Funding Student
Athletic Complex II Project)	5.75	11/1/13	1,095,000		1,153,265
Georgia Municipal Association
Inc., COP (Riverdale Public
Purpose Project) (Insured;
Assured Guaranty Municipal Corp.)	4.00	5/1/12	1,930,000		2,021,559
Gwinnett County Development
Authority, COP (Gwinnett
County Public Schools Project)
(Insured; National Public Finance
Guarantee Corp.) (Prerefunded)	5.25	1/1/14	2,100,000	[b]	2,408,574
Private Colleges and Universities
Authority, Student Housing
Revenue (Mercer Housing
Corporation Project)	6.00	6/1/11	305,000		310,719
Hawaii—1.0%
Hawaii,
Airports System Revenue	5.00	7/1/14	5,575,000		6,163,831
Idaho—.3%
University of Idaho Regents,
General Revenue (Insured; Assured
Guaranty Municipal Corp.)	4.38	4/1/11	1,600,000		1,627,456
Illinois—2.5%
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	1/1/14	2,700,000	[b]	3,068,496
Cook County,
GO Capital Equipment Bonds	5.00	11/15/13	2,000,000		2,244,200
Illinois,
GO	5.00	1/1/14	7,300,000		7,945,174

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Illinois,
Sales Tax Revenue	5.00	6/15/14	2,340,000	2,618,296
Indiana—2.8%
Indiana Finance Authority,
Revenue (Trinity Health
Credit Group)	5.00	12/1/13	2,045,000	2,241,238
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Credit Group)	3.63	8/1/11	4,000,000	4,106,520
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit Group)	5.00	7/1/11	1,850,000	1,913,677
Indiana Transportation Finance
Authority, Highway Revenue
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	6/1/13	1,000,000 [b]	1,114,590
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport Authority
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.63	1/1/14	2,230,000	2,401,732
Rockport,
PCR (Indiana Michigan Power
Company Project)	6.25	6/2/14	3,000,000	3,373,830
Seymour,
EDR (Union Camp
Corporation Project)	6.25	7/1/12	2,420,000	2,612,777
Kansas—.5%
Wichita,
Hospital Facilities Revenue
(Via Christi Health System, Inc.)	4.00	11/15/12	1,000,000	1,052,680
Wyandotte County/Kansas City
Unified Government Board of
Public Utilities, Utility
System Revenue	5.00	9/1/14	2,060,000	2,336,782
Louisiana—1.2%
Parish of Orleans Parishwide
School District, GO (Insured;
Assured Guaranty Municipal Corp.)	4.00	9/1/14	5,885,000	6,435,895

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Louisiana (continued)
Plaquemines Parish Law Enforcement
District, Certificates of
Indebtedness (Insured; FGIC)	4.50	3/1/11	1,145,000		1,160,950
Maryland—1.9%
Baltimore County,
GO (Consolidated
Public Improvement)	5.00	8/1/13	1,000,000		1,123,780
Harford County,
GO (Consolidated
Public Improvement)	5.00	7/1/13	2,650,000		2,966,675
Maryland,
GO (State and Local Facilities
Loan) (Prerefunded)	5.00	8/1/13	4,130,000	[b]	4,647,943
Northeast Maryland Waste Disposal
Authority, Solid Waste
Revenue (Montgomery
County Solid Waste Disposal
System) (Insured; AMBAC)	5.50	4/1/12	3,000,000		3,177,780
Massachusetts—1.0%
Massachusetts Bay Transportation
Authority, Senior Sales
Tax Revenue	5.25	7/1/13	2,100,000		2,363,424
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue (Prerefunded)	5.25	7/1/12	2,250,000	[b]	2,440,598
Massachusetts Health and
Educational Facilities Authority,
Revenue (Northeastern
University Issue)	5.00	10/1/14	1,300,000		1,476,670
Michigan—3.2%
Detroit,
Sewage Disposal System
Senior Lien Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/14	3,125,000		3,433,969
Detroit,
Water Supply System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/12	3,000,000		3,149,910

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan (continued)
Michigan Building Authority,
Revenue (Facilities Program)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/15/12	4,285,000	4,599,133
Michigan Hospital Finance
Authority, HR (Oakwood
Obligated Group)	5.00	11/1/10	1,500,000	1,503,810
Michigan Municipal Bond Authority,
School Loan Revenue	5.25	12/1/12	1,000,000	1,077,030
Royal Oak Hospital Finance
Authority, HR (William Beaumont
Hospital Obligated Group)	6.25	9/1/14	2,500,000	2,827,525
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/12	3,000,000	3,125,190
Minnesota—.8%
Saint Paul Independent School
District Number 625, GO School
Building Bonds (Minnesota
School District Credit
Enhancement Program)	5.00	2/1/14	1,415,000	1,611,190
Southern Minnesota Municipal
Power Agency, Power Supply
System Revenue	5.00	1/1/12	3,040,000	3,199,205
Nevada—.8%
Clark County School District,
Limited Tax GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/15/14	1,000,000	1,140,610
Clark County School District,
Limited Tax GO (Insured; Assured
Guaranty Municipal Corp.)	5.50	6/15/14	2,650,000	3,045,592
Clark County School District,
Limited Tax GO (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/15/14	1,005,000	1,082,455
New Jersey—3.7%
New Jersey Health Care Facilities
Financing Authority, Revenue
(Holy Name Medical Center Issue)	5.00	7/1/14	1,795,000	1,910,939

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/14	1,660,000		1,829,934
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/13	5,000,000		5,666,700
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Prerefunded)	5.50	6/15/13	4,000,000	[b]	4,518,440
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.25	6/1/11	1,000,000		1,009,320
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	6.00	6/1/12	7,250,000	[b]	7,920,335
New Mexico—1.7%
Albuquerque,
Subordinate Lien Airport Revenue	5.00	7/1/12	3,000,000		3,188,430
Gallup,
PCR (Tri-State Generation and
Transmission Association, Inc.
Project) (Insured; AMBAC)	5.00	8/15/14	3,785,000		4,157,293
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	5.25	8/1/14	3,000,000		3,349,170
New York—4.6%
Erie County Industrial Development
Agency, School Facility
Revenue (City School District
of the City of Buffalo Project)	5.00	5/1/14	1,750,000		1,980,807
Metropolitan Transportation
Authority, Dedicated
Tax Fund Revenue	5.00	11/15/14	2,120,000		2,423,817
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/15/13	2,880,000		3,205,728
New York City,
GO	5.00	8/1/15	2,000,000		2,325,320

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York City Housing Development
Corporation, MFHR	3.95	11/1/10	2,505,000	2,509,760
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/13	4,105,000	4,639,594
New York City Transitional Finance
Authority, Revenue (New York
City Recovery Bonds)	5.00	11/1/14	3,000,000	3,473,370
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue) (Insured;
National Public Finance
Guarantee Corp.)	5.25	5/15/12	2,000,000	2,138,760
New York State Housing Finance
Agency, Affordable
Housing Revenue	4.05	11/1/10	165,000	165,302
New York State Housing
Finance Agency, Affordable
Housing Revenue
(Collateralized; SONYMA)	4.25	5/1/11	1,920,000	1,956,557
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/14	3,535,000	4,023,148
North Carolina—.7%
Charlotte,
GO	5.00	6/1/13	1,000,000	1,116,850
Mecklenburg County Public
Facilities Corporation,
Limited Obligation Bonds	5.00	3/1/14	3,000,000	3,421,860
Ohio—1.8%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/11	4,000,000	4,057,000
Columbus City School District,
School Facilities Construction
and Improvement Bonds
(GO—Unlimited Tax) (Insured;
FGIC) (Prerefunded)	5.00	6/1/13	4,000,000 [b]	4,466,240

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Ohio (continued)
Ohio State University,
General Receipts Bonds	5.00	6/1/13	1,150,000	1,281,123
Ohio State University,
General Receipts Bonds	5.00	12/1/14	1,265,000	1,464,655
Oklahoma—1.1%
Tulsa County Industrial Authority,
Capital Improvements Revenue	5.00	5/15/14	6,000,000	6,793,740
Oregon—2.0%
Multnomah County,
GO	5.00	10/1/14	5,490,000	6,347,209
Oregon Department of
Administrative Services, COP	5.00	11/1/13	5,565,000	6,233,468
Pennsylvania—6.7%
Adams County Industrial
Development Authority,
Revenue (Gettysburg College)	5.00	8/15/14	1,000,000	1,130,740
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/15	1,000,000	1,083,200
Allegheny County Industrial
Development Authority, EIR
(USX Corporation Project)	4.75	11/1/11	2,000,000	2,090,760
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	12/1/11	1,000,000	1,032,190
Indiana County Industrial
Development Authority, PCR
(Pennsylvania Electric Company
Project) (Insured; National
Public Finance Guarantee Corp.)	5.35	11/1/10	5,350,000	5,370,597
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/14	1,200,000	1,385,784
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc. Project)	4.70	11/1/14	3,500,000	3,706,955

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Pennsylvania Higher Educational
Facilities Authority, Health
System Revenue (The University
of Pennsylvania)	5.00	8/15/13	3,000,000	3,331,530
Pennsylvania Higher Educational
Facilities Authority,
Revenue (State System
of Higher Education)	5.00	6/15/13	4,225,000	4,694,017
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	12/1/13	2,620,000	2,982,477
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/14	5,600,000	6,300,952
Philadelphia,
Airport Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/15/11	2,860,000	2,941,510
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (Presbyterian
Medical Center of Philadelphia)	6.50	12/1/11	735,000	763,503
Philadelphia School District,
GO	5.00	9/1/14	4,230,000	4,739,969
Rhode Island—.3%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)	5.00	5/15/11	2,000,000	2,042,580
South Carolina—3.5%
Charleston,
Waterworks and Sewer System
Capital Improvement Revenue	5.13	1/1/15	1,680,000	1,959,031
Orangeburg Joint Governmental
Action Authority, Capital
Projects Sales and Use Tax
Revenue (Orangeburg County,
South Carolina Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/12	2,000,000	2,079,620
Renewable Water Resources,
Sewer System Revenue	5.00	1/1/14	1,000,000	1,126,490

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
South Carolina (continued)
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	1/1/14	1,000,000	1,132,680
South Carolina State Ports
Authority, Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.25	7/1/13	3,700,000	3,709,731
South Carolina Transportation
Infrastructure Bank, Revenue	5.00	10/1/13	10,000,000	11,142,600
Spartanburg,
Water System Revenue (Insured;
Assured Guaranty Municipal Corp.)	4.00	6/1/11	500,000	512,250
Tennessee—1.1%
Memphis,
Electric System
Subordinate Revenue	5.00	12/1/14	5,000,000	5,790,250
Shelby County Health Educational
and Housing Facility Board, Revenue
(Methodist Le Bonheur Healthcare)	5.00	6/1/12	1,000,000	1,054,610
Texas—12.6%
Alief Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	5.00	2/15/13	1,725,000	1,905,659
Allen Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/12	1,700,000	1,806,947
Austin,
Electric Utility System
Revenue (Insured; AMBAC)	5.50	11/15/12	3,100,000	3,395,926
Clear Creek Independent School
District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,500,000	1,748,490
Cypress-Fairbanks Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.25	2/15/15	1,500,000	1,758,150
Dallas Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	2/15/15	2,000,000	2,331,320

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Fort Worth Independent School
District, Unlimited Tax School
Building Bonds	5.00	2/15/13	1,000,000	1,099,230
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/14	2,785,000	3,239,930
Houston Independent School
District, Limited Tax
Schoolhouse Bonds	5.00	2/15/15	4,000,000	4,645,920
Katy Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,625,000	1,887,405
Lower Colorado River Authority,
Revenue	5.00	5/15/12	1,000,000	1,068,240
Lower Colorado River Authority,
Revenue	5.00	5/15/14	1,000,000	1,133,820
Lubbock,
Tax and Waterworks System
Surplus Revenue (Certificates
of Obligation)	5.00	2/15/14	3,630,000	4,120,123
Mabank Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee
Program) (Prerefunded)	5.00	8/15/12	2,650,000 [b]	2,876,946
Matagorda County Navigation
District Number One, PCR (AEP
Texas Central Company Project)	5.13	6/1/11	2,000,000	2,044,380
North East Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.25	8/1/14	2,315,000	2,693,850
Northside Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	2/15/14	2,685,000	3,059,558
Pflugerville Independent School
District, Unlimited Tax
Refunding Bonds (Permanent
School Fund Guarantee Program)	5.25	8/15/13	1,465,000	1,653,047

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
San Antonio,
Airport System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	7/1/13	3,000,000	3,327,000
San Antonio,
Electric and Gas Systems
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.38	2/1/14	3,000,000	3,436,560
Texas A&M University System
Board of Regents, Financing
System Revenue	5.00	5/15/14	4,835,000	5,539,266
Texas Public Finance Authority,
GO	5.00	10/1/13	4,000,000	4,514,680
Texas Public Finance Authority,
Revenue (Building and
Procurement Commission
Projects) (Insured; AMBAC)	5.00	2/1/14	2,500,000	2,827,275
Texas Public Finance Authority,
Revenue (State Preservation
Board Projects)	5.00	2/1/13	4,190,000	4,603,218
Texas State University System
Board of Regents, Financing
System Revenue	5.00	3/15/13	1,460,000	1,609,767
Texas State University System
Board of Regents, Financing
System Revenue	5.00	3/15/14	1,000,000	1,134,130
Texas Tech University System Board
of Regents, Financing System
Improvement Revenue
(Insured; AMBAC)	5.00	2/15/12	1,785,000	1,894,920
Texas Transportation Commission,
State Highway Fund First
Tier Revenue	5.00	4/1/12	2,850,000	3,045,339
Titus County Fresh Water Supply
District Number One, PCR
(Southwestern Electric Power
Company Project)	4.50	7/1/11	1,500,000	1,531,140
University of Houston Board of
Regents, Consolidated
System Revenue	5.00	2/15/13	2,285,000	2,518,001

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Utah—.6%
Utah Board of Regents,
University of Utah HR
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/14	1,500,000	1,699,350
Utah County,
EIR (USX Corporation Project)	5.05	11/1/11	2,000,000	2,071,280
Virginia—4.8%
Arlington County Industrial
Development Authority, RRR
(Alexandria/Arlington
Waste-to-Energy Facility)
(Ogden Martin System of
Alexandria/Arlington, Inc.
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.38	1/1/12	2,280,000	2,287,775
Loudoun County,
GO	5.00	7/1/14	1,500,000	1,730,925
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs) (Prerefunded)	5.00	2/1/14	1,975,000 [b]	2,254,245
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.20	1/1/14	4,500,000	4,681,575
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.20	7/1/14	1,500,000	1,566,900
Virginia Public Building
Authority, Public Facilities Revenue	5.00	8/1/13	3,250,000	3,649,068
Virginia Public Building
Authority, Public Facilities Revenue	5.00	8/1/14	2,000,000	2,307,660
Virginia Public Building
Authority, Public Facilities Revenue	5.00	8/1/14	2,000,000	2,307,660
Virginia Public School Authority,
School Financing Bonds	5.25	8/1/13	3,935,000	4,445,763
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/14	3,865,000	4,459,553

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Washington—4.2%
Clark County Public Utility
District Number 1, Electric
System Revenue	5.00	1/1/13	2,790,000	3,037,947
Energy Northwest,
Electric Revenue (Project
Number 3) (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/12	1,000,000	1,087,780
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.00	6/1/13	2,400,000	2,648,880
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.00	6/1/14	1,700,000	1,919,946
Greater Wenatchee Regional Events
Center Public Facilities District,
Revenue and Special Tax BAN	5.25	12/1/11	3,000,000	3,022,080
Ocean Shores Local Improvement
District Number 2007-01, BAN	5.00	8/1/11	2,000,000	2,031,680
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	2/1/14	4,500,000	5,109,120
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	2/1/15	1,500,000	1,740,660
Washington,
Motor Vehicle Fuel Tax GO	5.00	1/1/13	5,150,000	5,656,863
Wisconsin—2.3%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	6.00	6/1/12	5,670,000 [b]	6,182,568
Wisconsin,
GO	5.00	5/1/13	2,405,000	2,672,989
Wisconsin,
Petroleum Inspection Fee Revenue	5.00	7/1/14	3,250,000	3,708,868

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Wisconsin (continued)
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.00	4/15/14	1,390,000	1,498,893
U.S. Related—4.7%
Puerto Rico Commonwealth
Public Improvement GO	5.25	7/1/14	2,300,000	2,516,568
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/15	1,000,000	1,120,200
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; XLCA)	5.00	7/1/11	1,275,000	1,312,982
Puerto Rico Government Development
Bank, Senior Notes	5.25	1/1/15	5,000,000	5,339,650
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.00	7/1/12	1,000,000	1,056,010
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; AMBAC)	5.50	7/1/12	5,000,000	5,323,000
Puerto Rico Housing Finance
Authority, Housing Revenue
(Vivienda Modernization 1,
LLC Projects)	4.75	10/1/11	2,885,000	2,889,010
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/13	1,760,000	1,899,058
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/14	5,000,000	5,465,550
Puerto Rico Municipal Finance
Agency, GO (Insured; Assured
Guaranty Municipal Corp.)	6.00	7/1/12	1,500,000	1,625,430
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Notes) (Senior Lien)	5.00	10/1/13	1,000,000	1,082,290
Total Long-Term Municipal Investments
(cost $592,238,334)				609,784,075

Short-Term Municipal	Coupon	Maturity	Principal
Investments—1.2%	Rate (%)	Date	Amount ($)		Value ($)
California—.6%
California,
GO Notes (Kindergarten-University)
(LOC: California State
Teachers Retirement
System and Citibank NA)	0.28	10/1/10	3,000,000	[c]	3,000,000
California Infrastructure and
Economic Development Bank,
Revenue (Asian Art Museum
Foundation of San Francisco)
(Insured; National Public
Finance Guarantee Corp. and
Liquidity Facility; JPMorgan
Chase Bank)	0.34	10/1/10	1,400,000	[c]	1,400,000
Illinois—.2%
Chicago,
Second Lien Wastewater
Transmission Revenue, Refunding
(LOC; Northern Trust Co.)	0.30	10/1/10	1,000,000	[c]	1,000,000
New York—.4%
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.27	10/1/10	2,300,000	[c]	2,300,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.27	10/1/10	100,000	[c]	100,000
Total Short-Term Municipal Investments
(cost $7,800,000)					7,800,000

Total Investments (cost $600,038,334)			98.9%		617,584,075

Cash and Receivables (Net)			1.1%		7,038,790

Net Assets			100.0%		624,622,865

a Purchased on a delayed delivery basis.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Variable rate demand note—rate shown is the interest rate in effect at September 30, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	33.1
AA		Aa		AA	37.5
A		A		A	21.2
BBB		Baa		BBB	5.8
B		B		B	.2
F1		MIG1/P1		SP1/A1	1.7
Not Rated[d]		Not Rated[d]		Not Rated[d]	.5
					100.0

† Based on total investments.
d Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 27

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	600,038,334	617,584,075
Cash		3,921,926
Interest receivable		8,285,025
Receivable for shares of Beneficial Interest subscribed		1,151,500
Prepaid expenses		49,873
		630,992,399
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		346,508
Payable for investment securities purchased		4,757,349
Payable for shares of Beneficial Interest redeemed		1,196,107
Accrued expenses		69,570
		6,369,534
Net Assets ($)		624,622,865
Composition of Net Assets ($):
Paid-in capital		613,743,329
Accumulated undistributed investment income—net		48,286
Accumulated net realized gain (loss) on investments		(6,714,491)
Accumulated net unrealized appreciation
(depreciation) on investments		17,545,741
Net Assets ($)		624,622,865

Net Asset Value Per Share
	Class A	Class B	Class D	Class I
Net Assets ($)	53,385,748	347,183	545,984,468	24,905,466
Shares Outstanding	4,025,732	26,185	41,179,513	1,877,769
Net Asset Value Per Share ($)	13.26	13.26	13.26	13.26

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2010 (Unaudited)

Investment Income ($):
Interest Income	7,850,817
Expenses:
Management fee—Note 3(a)	1,490,686
Distribution fees—Note 3(b)	266,815
Shareholder servicing costs—Note 3(c)	163,979
Registration fees	58,268
Custodian fees—Note 3(c)	35,735
Professional fees	32,607
Prospectus and shareholders’ reports	16,639
Trustees’ fees and expenses—Note 3(d)	6,260
Interest expense—Note 2	1,229
Loan commitment fees—Note 2	709
Miscellaneous	26,481
Total Expenses	2,099,408
Less—reduction in fees due to earnings credits—Note 3(c)	(285)
Net Expenses	2,099,123
Investment Income—Net	5,751,694
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	34,089
Net unrealized appreciation (depreciation) on investments	7,514,577
Net Realized and Unrealized Gain (Loss) on Investments	7,548,666
Net Increase in Net Assets Resulting from Operations	13,300,360

See notes to financial statements.

The Fund 29

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2010	Year Ended
	(Unaudited)	March 31, 2010[a]
Operations ($):
Investment income—net	5,751,694	9,144,299
Net realized gain (loss) on investments	34,089	248,811
Net unrealized appreciation
(depreciation) on investments	7,514,577	8,334,983
Net Increase (Decrease) in Net Assets
Resulting from Operations	13,300,360	17,728,093
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(338,689)	(177,513)
Class B Shares	(1,447)	(8,555)
Class D Shares	(5,096,549)	(8,637,638)
Class I Shares	(266,723)	(221,564)
Total Dividends	(5,703,408)	(9,045,270)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	25,095,789	35,522,206
Class B Shares	31,399	355,646
Class D Shares	125,097,143	466,720,315
Class I Shares	9,632,609	34,411,852
Dividends reinvested:
Class A Shares	239,657	122,116
Class B Shares	1,446	7,110
Class D Shares	4,635,751	7,557,125
Class I Shares	7,699	722
Cost of shares redeemed:
Class A Shares	(5,631,315)	(2,364,916)
Class B Shares	(110,981)	(623,213)
Class D Shares	(116,934,741)	(174,188,594)
Class I Shares	(11,994,530)	(7,734,486)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	30,069,926	359,785,883
Total Increase (Decrease) in Net Assets	37,666,878	368,468,706
Net Assets ($):
Beginning of Period	586,955,987	218,487,281
End of Period	624,622,865	586,955,987
Undistributed investment income—net	48,286	—

	Six Months Ended
	September 30, 2010	Year Ended
	(Unaudited)	March 31, 2010[a]
Capital Share Transactions:
Class A
Shares sold	1,895,698	2,710,695
Shares issued for dividends reinvested	18,125	9,309
Shares redeemed	(427,996)	(180,099)
Net Increase (Decrease) in Shares Outstanding	1,485,827	2,539,905
Class Bb
Shares sold	2,374	27,571
Shares issued for dividends reinvested	109	548
Shares redeemed	(8,434)	(47,858)
Net Increase (Decrease) in Shares Outstanding	(5,951)	(19,739)
Class Db
Shares sold	9,491,394	35,936,013
Shares issued for dividends reinvested	350,747	580,268
Shares redeemed	(8,882,035)	(13,366,762)
Net Increase (Decrease) in Shares Outstanding	960,106	23,149,519
Class I
Shares sold	730,603	2,634,469
Shares issued for dividends reinvested	581	55
Shares redeemed	(909,609)	(586,977)
Net Increase (Decrease) in Shares Outstanding	(178,425)	2,047,547

a From August 3, 2009 (commencement of initial offering) to March 31, 2010 for Class A shares.
b During the period ended September 30, 2010, 764 Class B shares representing $10,113 were automatically converted to 764 Class D shares and during the period ended March 31, 2010, 26,267 Class B shares representing
$342,251 were automatically converted to 26,267 Class D shares.

See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

	Six Months Ended
	September 30, 2010	Year Ended
Class A Shares	(Unaudited)	March 31, 2010[a]
Per Share Data ($):
Net asset value, beginning of period	13.09	12.94
Investment Operations:
Investment income—net[b]	.11	.14
Net realized and unrealized
gain (loss) on investments	.18	.17
Total from Investment Operations	.29	.31
Distributions:
Dividends from investment income—net	(.12)	(.16)
Net asset value, end of period	13.26	13.09
Total Return (%)[c,d]	2.19	2.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	.84	.86
Ratio of net expenses to average net assets[e]	.84[f]	.85
Ratio of net investment income
to average net assets[e]	1.76	1.81
Portfolio Turnover Rate	7.20[d]	10.06
Net Assets, end of period ($ x 1,000)	53,386	33,246

a	From August 3, 2009 (commencement of initial offering) to March 31, 2010.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

Six Months Ended
September 30, 2010			Year Ended March 31,
Class B Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	13.09	12.75	12.71	12.63	12.57	12.65
Investment Operations:
Investment income—net[a]	.05	.17	.31	.27	.25	.19
Net realized and unrealized
gain (loss) on investments	.17	.33	.05	.09	.05	(.08)
Total from Investment Operations	.22	.50	.36	.36	.30	.11
Distributions:
Dividends from
investment income—net	(.05)	(.16)	(.31)	(.28)	(.24)	(.19)
Dividends from net realized
gain on investments	—	—	(.01)	—	—	—
Total Distributions	(.05)	(.16)	(.32)	(.28)	(.24)	(.19)
Net asset value, end of period	13.26	13.09	12.75	12.71	12.63	12.57
Total Return (%)[b]	1.70[c]	3.95	2.85	2.87	2.39	.88
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.67[d]	1.77	1.76	1.79	1.72	1.70
Ratio of net expenses
to average net assets	1.66[d]	1.77[e]	1.76[e]	1.78	1.72	1.70
Ratio of net investment income
to average net assets	.81[d]	1.30	2.49	2.23	1.94	1.50
Portfolio Turnover Rate	7.20[c]	10.06	36.97	62.90	48.46	45.00
Net Assets, end of period
($ x 1,000)	347	421	662	429	839	1,021

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 33

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2010			Year Ended March 31,
Class D Shares	(Unaudited)	2010	2009	2008	2007	2006[a]
Per Share Data ($):
Net asset value,
beginning of period	13.09	12.75	12.71	12.63	12.57	12.66
Investment Operations:
Investment income—net[b]	.13	.28	.43	.41	.36	.31
Net realized and unrealized
gain (loss) on investments	.17	.35	.05	.08	.06	(.09)
Total from Investment Operations	.30	.63	.48	.49	.42	.22
Distributions:
Dividends from
investment income—net	(.13)	(.29)	(.43)	(.41)	(.36)	(.31)
Dividends from net realized
gain on investments	—	—	(.01)	—	—	—
Total Distributions	(.13)	(.29)	(.44)	(.41)	(.36)	(.31)
Net asset value, end of period	13.26	13.09	12.75	12.71	12.63	12.57
Total Return (%)	2.27[c]	4.98	3.85	3.90	3.37	1.75
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70[d]	.72	.77	.77	.76	.76
Ratio of net expenses
to average net assets	.70[d,e]	.72[e]	.77[e]	.77[e]	.76	.76
Ratio of net investment income
to average net assets	1.94[d]	2.17	3.45	3.23	2.89	2.44
Portfolio Turnover Rate	7.20[c]	10.06	36.97	62.90	48.86	45.00
Net Assets, end of period
($ x 1,000)	545,984 526,370		217,715	136,999	146,509	192,828

a On January 26, 2006, the fund’s Board of Trustees approved, effective as of the close of business on March 24, 2006 reclassifying all of the fund’s Class A and Class P shares as Class D shares of the fund.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.
e Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

	Six Months Ended
	September 30, 2010	Year Ended March 31,
Class I Shares	(Unaudited)	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	13.09	12.76	12.54
Investment Operations:
Investment income—net[b]	.14	.28	.08
Net realized and unrealized
gain (loss) on investments	.17	.36	.27
Total from Investment Operations	.31	.64	.35
Distributions:
Dividends from investment income—net	(.14)	(.31)	(.13)
Net asset value, end of period	13.26	13.09	12.76
Total Return (%)	2.34[c]	5.03	2.83[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.58[d]	.59	.82[d]
Ratio of net expenses to average net assets	.58[d,e]	.59[e]	.65[d]
Ratio of net investment income
to average net assets	2.06[d]	2.07	3.51[d]
Portfolio Turnover Rate	7.20[c]	10.06	36.97
Net Assets, end of period ($ x 1,000)	24,905	26,920	110

a	From December 15, 2008 (commencement of initial offering) to March 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Short-Intermediate Municipal Bond Fund (the “fund”) is the sole series of Dreyfus Premier Short-Intermediate Municipal Bond Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class D and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class D shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class D shares are sold at net asset value per share directly by Dreyfus and through certain banks and fund supermarkets, and as a part of certain wrap-fee programs. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly trans action between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the fund’s investments:

	Level 1—	Level 2—Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	617,584,075	—	617,584,075

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at September 30, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended September 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended March 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $6,873,446 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2010. If not applied, $5,134,310 of the carryover expires in fiscal 2011, $44,004 expires in fiscal 2012, $278,375 expires in fiscal 2014, $958,575 expires in fiscal 2015 and $458,182 expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2010 was as follows: tax exempt income $9,019,104 and ordinary income $26,166.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended September 30, 2010, was approximately $163,400 with a related weighted average annualized interest rate of 1.50%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses allocated to Class D (exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses) exceed 1 1 / 2 % of the value of the average daily net assets of Class D, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended September 30, 2010, there was no expense reimbursement for Class D shares pursuant to the Agreement.

During the period ended September 30, 2010, the Distributor retained $9,856 from commissions earned on sales of the fund’s Class A shares, and $27 from CDSCs on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class D shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B shares and .10% of the value of the average daily net assets of Class D shares. During the period ended September 30, 2010, Class B and Class D shares were charged $1,364 and $265,451, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class B shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2010, Class A and Class B shares were charged $48,629 and $455, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2010, the fund was charged $32,746 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2010, the fund was charged $4,614 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $285.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2010, the fund was charged $35,735 pursuant to the custody agreement.

During the period ended September 30, 2010, the fund was charged $2,793 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $254,319, Rule 12b-1 distribution plan fees $44,881, shareholder services plan fees $10,198, custodian fees $14,907, chief compliance officer fees $1,783 and transfer agency per account fees $20,420.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2010, amounted to $71,176,301 and $41,821,106, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended September 30, 2010.

At September 30, 2010, accumulated net unrealized appreciation on investments was $17,545,741, consisting of $17,821,033 gross unrealized appreciation and $275,292 gross unrealized depreciation.

At September 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 43

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 14 and 15, 2010, the Board considered the re-approval for an annual period (through August 31, 2011) of the fund’s Management Agreement with Dreyfus, pursuant to which Dreyfus provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure.The Board also considered Dreyfus’ brokerage policies and practices and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of retail no-load short municipal debt funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional short municipal debt funds (the “Performance Universe”), selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons for various periods ended May 31, 2010.The Board members noted that the fund’s total return performance was above or at the Performance Group medians for all periods and above the Performance Universe medians for all periods. The Board members noted that the fund’s yield performance was variously above, at and below the Performance Group and Performance Universe medians for the periods shown. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board members noted that the fund’s contractual management fee was higher than the Expense Group median and the fund’s actual management fee and expense ratio were higher than the Expense Group and Expense Universe medians.

Representatives of Dreyfus stated that there was one other mutual fund managed by Dreyfus or its affiliates with similar investment objectives, policies and strategies and included within the fund’s Lipper category

The Fund 45

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

(the “Similar Fund”), and stated that there were no other accounts managed by Dreyfus or its affiliates with similar investment objectives, policies and strategies as the fund.The Board members considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the services provided, comparative performance, expense and management fee information, costs of the services pro- vided and profits to be realized and benefits derived or to be derived by Dreyfus from its relationship with the fund.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the Management Agreement was in the best interests of the fund and its shareholders.

The Fund 47

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Short-Intermediate Municipal Bond Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: November 22, 2010

By: /s/ James Windels
James Windels, Treasurer
Date: November 22, 2010

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)